Organization and Nature of Business Operations (Details) - USD ($)			12 Months Ended
	Apr. 12, 2019	Apr. 11, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 16, 2018
Organization and Nature of Business Operations (Textual)
Sale of units			12,500,000
Proceeds form sale of units issued			$ 125,000,000
Gross proceeds from private placement			4,625,000
Gross proceeds from public offering			143,750,000
Underwriting commissions			2,500,000
Payment of offering costs			$ 639,723
Net asset value per share			$ 1.00
Common stock price			$ 0.01
Note payable - related party				50,000
Description of initial business combination			Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event would the Company have redeemed its public shares in an amount that would have caused its net tangible assets to be less than $5,000,001. In such case, the Company would not have proceeded with the redemption of its public shares and the related Initial Business Combination, and instead would have searched for an alternate Initial Business Combination.
Trust account balance			$ 145,998,591
Percentage of gross proceeds			2.00%
Description of letter agreement founder shares			(a) to waive their redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination, (b) to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of its public shares if it does not complete an Initial Business Combination within 18 months from the closing of the Public Offering and (c) to vote their Founder Shares and any Public Shares purchased during or after the Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.
Assets held in Trust Account, percentage			80.00%
Sponsor [Member]
Organization and Nature of Business Operations (Textual)
Note payable - related party				$ 50,000	$ 300,000
Common Class A
Organization and Nature of Business Operations (Textual)
Common stock at par value			$ 0.0001	$ 0.0001
Forward Purchase Agreement [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold			2,500,000
Private Placement [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold	37,500		2,500,000
Offering price (per unit)			$ 10.00
Aggregate price			$ 25,000,000
Gross proceeds from sale of units	$ 375,000
Gross proceeds from public offering			$ 4,250,000
Common stock price			$ 11.50
Private Placement [Member] | Forward Purchase Agreement [Member]
Organization and Nature of Business Operations (Textual)
Offering price (per unit)			$ 10.00
Aggregate price			$ 25,000,000
IPO [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold			1,875,000
Public placements shares			12,500,000
Offering price (per unit)			$ 10.00
Description of initial business combination			Initial Business Combination within 18 months from the closing of the Public Offering, the Company would (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest but less taxes payable (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Description of trust account of public offering			The completion of the Initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company's amended and restated certificate of incorporation to modify the substance or timing of the Company's obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination within 18 months from the closing of the Public Offering; or (iii) the redemption of all of the Company's public shares if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Public Offering (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company's creditors, if any, which could have priority over the claims of the Company's public stockholders.
Over-Allotment Option [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold	1,875,000
Gross proceeds from sale of units	$ 18,750,000
Payment of offering costs	$ 375,000
Percentage of gross proceeds	2.00%
B. Riley Principal Sponsor Co LLC [Member] | Private Placement [Member]
Organization and Nature of Business Operations (Textual)
Number of unit sold		425,000
Offering price (per unit)		$ 10.00